Warrants	12 Months Ended
Oct. 31, 2021
Warrants.
Warrants

20.	Warrants

					Weighted
	Number of	Warrants	Derivative	Weighted	average
	warrants	amount	liability	average	number of	Expiry dates
			amount	exercise price	years to
					expiry
	#	$	$	$
Opening balance, November 1, 2019	43,677,333	6,609	-	0.6083	1.13
Re-class warrants on convertible debt to equity	-	(660)	-	-	-
Issued warrants for services (i)	300,000	64	-	0.3800	-	September 3, 2021
Issued warrants for services (ii)	3,500,000	204	-	0.3000	0.01	November 12, 2021
Issued warrants for services (iii)	1,000,000	111	-	0.3000	-	November 12, 2021
Issued warrants on convertible debt November 14, 2019	7,936,507	80	-	0.5000	0.03	November 14, 2021
Issued warrants on convertible debt December 4, 2019	8,392,857	109	-	0.5000	0.04	December 4, 2021
Issued warrants on convertible debt December 14, 2019	7,936,508	135	-	0.5000	0.04	December 12, 2021
Issued warrants for acquisition - Saturninus	3,750,000	100	-	0.4000	0.02	January 26, 2022
Issued warrants on convertible debt January 6, 2020	58,823,529	-	266	0.2550	0.30	December 31, 2021
Issued warrants on debt September 14, 2020	1,600,000	55	-	0.3000	0.01	September 30, 2021
Warrants terminated	(1,600,000)	(105)	-	-	-
Warrants expired	(4,252,620)	(906)	-	-	-
Balance October 31, 2020	131,064,114	5,796	266	0.4159	2.07
Issued warrants for acquisition - Meta	741,600	3	-	1.3110	-	December 14, 2021
Issued warrants for acquisition - Meta	40,076,411	2,616	-	0.3520	0.49	February 6, 2023
Issued warrants for acquisition - Meta	4,120,000	120	-	1.1040	0.06	April 11, 2023
Issued warrants on convertible debt January 6, 2020	-	-	11,697	-	-	December 31, 2022
Warrants issued - equity financing	27,878,919	6,210	-	0.5800	0.55	February 22, 2024
Warrants issued - equity financing	21,207,720	3,546	-	12.2500	0.03	May 26, 2024
Warrants cancelled or expired	(59,578,382)	(5,457)	-	-	-
Warrants exercised	(54,268,198)	(2,110)	(10,270)	-	-
Balance October 31, 2021	111,242,184	10,724	1,693	2.5995	2.01

As at October 31, 2021, 111,242,184 warrants were exercisable, on a basis of 15 warrants for 1 common share, with the exception of warrants issued through the acquisition of META, which were exercisable on a basis of 18.2 warrants for 1 common share.

i)

The Company issued 300,000 warrants for business development consultancy. Fifteen warrants will allow the holder to acquire one common share at $0.38 per warrant. The warrants were valued at $64 using the Black-Scholes model, as the fair value of the services provided cannot be measured reliably and the following assumptions were used: stock price of $0.37 pre-consolidation; expected life of two years; $nil dividends; expected volatility of 111% based on comparable companies; exercise price of $0.38; and a risk-free interest rate of 1.6%.

ii)

The Company issued 3,500,000 warrants for business development consultancy. Fifteen warrants will allow the holder to acquire one common share at $0.30 per warrant. The warrants were valued at $204 using the Black-Scholes model, as the fair value of the services provided cannot be measured reliably and the following assumptions were used: stock price of $0.22 pre-consolidation; expected life of two years; $nil dividends; expected volatility of 70% based on comparable companies; exercise price of $0.30; and a risk-free interest rate of 1.6%.

iii)

The Company issued 1,000,000 warrants for business development consultancy. Fifteen warrants will allow the holder to acquire one common share at $0.30 per warrant. The warrants were valued at $111 using the Black-Scholes model, as the fair value of the services provided cannot be measured reliably and the following assumptions were used: stock price of $0.22 pre-consolidation; expected life of two years; $nil dividends; expected volatility of 111% based on comparable companies; exercise price of $0.30; and a risk-free interest rate of 1.6%.

iv)

The Company measured the derivative liability to be $1,693 and recognized $6,410 as a loss on revaluation of derivative liability in the statement of net loss and comprehensive loss for the year ended October 31, 2021.